Restatement Of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2012
Restatement Of Previously Issued Financial Statements
28.	RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

These consolidated financial statements and notes thereto have been restated only to correct errors identified subsequent to year-end which are discussed below and to give effect to the subsequent event identified in Note 29 (b) pursuant to rules of the US Securities and Exchange Commission (“the SEC”), as more fully described below.

(a)	Correction of errors related to SouthGobi revenue recognition

Subsequent to the original issuance of the Company’s annual consolidated financial statements, the Company determined that certain revenue transactions of SouthGobi were previously recognized in the Company’s consolidated financial statements prior to meeting relevant revenue recognition criteria. The restatement is due to a change in the determination of when revenue should be recognized from its sales of coal previously recognized in the quarter ended December 31, 2010, the full year ended December 31, 2011 and the six months ended June 30, 2012. The affected transactions relate to sales contracts which specify the location of title transfer as the customer’s stockpile, which is located in a yard located within the Ovoot Tolgoi mine’s mining license area. During the affected periods, revenue for such sales was recognized upon delivery of coal to the customer’s stockpile. The restated consolidated financial statements reflect a correction in the point of revenue recognition from the delivery of coal to the customer’s stockpile to loading the coal onto the customer’s trucks at the time of collection.

(b)	Correction of error related to withholding taxes on intercompany interest.

During 2012, the Company identified and recorded $21.5 million of accrued withholding taxes on intercompany interest that arose in the years ended December 31, 2011 and 2010 but were not identified and recorded in those periods. In conjunction with the restatement described in (a) above, the Company has made adjustments to reflect the withholding taxes in the proper periods.

(c)	Reclassification of Inova Resources Limited (“Inova”) (formerly known as Ivanhoe Australia) as discontinued operations

Pursuant to rules of the SEC, the Company has reclassified the assets and liabilities of Inova as held for sale and the operations of Inova as discontinued operations in all periods presented upon the refiling and reissuance of these annual consolidated financial statements, following the classification of Inova as discontinued operations in the Company’s unaudited consolidated financial statements as of and for the three and nine month periods ended September 30, 2013, as described in Note 29 (b).

The following tables represent the impact of these matters on the previously issued financial statements as of and for the years ended December 31, 2012 and 2011.

The restated consolidated financial statements have not been updated for events after the issuance of the previously issued financial statements, except as discussed here.

Effect on Consolidated Balance Sheets

	December 31,
	2012					2011
	As previously reported	Correction of errors		Discontinued operations (Note 29 (b))	As restated	As previously reported	Correction of errors		Discontinued operations (Note 29 (b))	As restated
ASSETS
CURRENT
Cash and cash equivalents	$1,162,884	$—		$(47,622)	$1,115,262	$998,054	$—		$(170,268)	$827,786
Short-term investments	15,000	—		—	15,000	—	—		—	—
Accounts receivable	26,460	(14,139	)(a)	(4,674)	7,647	101,233	(64,052	)(a)	(3,892)	33,289
Due from related parties	1,672	—		(139)	1,533	1,227	—		(127)	1,100
Inventories	351,900	9,052	(a)	(32,099)	328,853	108,483	60,463	(a)	(9,897)	159,049
Prepaid expenses	52,750	9,451	(a)	(2,303)	59,898	56,327	6,453	(a)	(4,879)	57,901
Current assets held for sale	—	—		86,837	86,837	—	—		189,063	189,063

TOTAL CURRENT ASSETS	1,610,666	4,364		—	1,615,030	1,265,324	2,864		—	1,268,188
LONG-TERM INVESTMENTS	66,872	—		(2,280)	64,592	107,277	—		(19,707)	87,570
OTHER LONG-TERM INVESTMENTS	270,612	—		—	270,612	317,325	—		—	317,325
INVENTORIES	67,897	—		—	67,897	—	—		—	—
PROPERTY, PLANT AND EQUIPMENT	6,963,750	—		(169,401)	6,794,349	4,363,501	—		(91,068)	4,272,433
DEFERRED INCOME TAXES	47,556	954	(a)	—	48,510	33,062	1,527	(a)	—	34,589
OTHER ASSETS	57,438	—		(26,032)	31,406	50,339	—		(24,256)	26,083
NON-CURRENT ASSETS HELD FOR SALE	—	—		197,713	197,713	—	—		135,031	135,031

TOTAL ASSETS	$9,084,791	$5,318		$—	$9,090,109	$6,136,828	$4,391		$—	$6,141,219

LIABILITIES
CURRENT
Accounts payable and accrued liabilities	$755,705	$8,181	(a)	$(25,231)	$738,655	$653,015	$8,970	(a)	$(36,664)	$646,815
							21,494	(b)
Payable to related parties	185,462	—		—	185,462	28,170	—		(83)	28,087
Amounts due under credit facilities	—	—		—	—	44,884	—		—	44,884
Interest payable on long-term debt	31,406	—		—	31,406	10,808	—		—	10,808
Interim funding facility	1,799,004	—		—	1,799,004	—	—		—	—
Current liabilities held for sale	—	—		25,231	25,231	—	—		36,747	36,747

TOTAL CURRENT LIABILITIES	2,771,577	8,181		—	2,779,758	736,877	30,464		—	767,341
CONVERTIBLE CREDIT FACILITY	102,473	—		—	102,473	141,853	—		—	141,853
INTERIM FUNDING FACILITY	—	—		—	—	400,655	—		—	400,655
PAYABLE TO RELATED PARTIES	—	—		—	—	56,783	—		—	56,783
DEFERRED INCOME TAXES	—	—		—	—	15,282	—		(5,663)	9,619
ASSET RETIREMENT OBLIGATIONS	126,912	—		(30,214)	96,698	45,553	—		(24,842)	20,711
NON-CURRENT LIABILITIES HELD FOR SALE	—	—		30,214	30,214	—	—		30,505	30,505

TOTAL LIABILITIES	$3,000,962	$8,181		$—	$3,009,143	$1,397,003	$30,464		$—	$1,427,467

EQUITY
SHARE CAPITAL	$9,145,394	$—		$—	$9,145,394	$6,819,367	$—		$—	$6,819,367
ADDITIONAL PAID-IN CAPITAL	1,520,745	—		—	1,520,745	1,389,721	—		—	1,389,721
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12,849	—		—	12,849	(2,300)	—		—	(2,300)
DEFICIT	(4,606,905)	(1,644)		—	(4,608,549)	(3,483,948)	(24,128)		—	(3,508,076)

TOTAL TURQUOISE HILL RESOURCES LTD. SHAREHOLDERS’ EQUITY	6,072,083	(1,644)		—	6,070,439	4,722,840	(24,128)		—	4,698,712
NONCONTROLLING INTERESTS	11,746	(1,219)		—	10,527	16,985	(1,945)		—	15,040

TOTAL EQUITY	6,083,829	(2,863)		—	6,080,966	4,739,825	(26,073)		—	4,713,752

TOTAL LIABILITIES AND EQUITY	$9,084,791	$5,318		$—	$9,090,109	$6,136,828	$4,391		$—	$6,141,219

Effect on Consolidated Statements of Operations

	Year Ended December 31,
	2012					2011
	As previously reported	Correction of errors		Discontinued operations (Note 29 (b))	As restated	As previously reported	Correction of errors		Discontinued operations (Note 29 (b))	As restated
REVENUE	$133,771	$24,946	(a)	$(80,655)	$78,062	$179,049	$(48,294	)(a)	$—	$130,755

COST OF SALES	(208,085)	(35,357	)(a)	72,749	(170,693)	(184,849)	40,363	(a)	—	(144,486)
EXPENSES
Exploration and evaluation	(168,966)	—		102,885	(66,081)	(210,490)	—		148,044	(62,446)
Other operating expenses	(159,883)	(3,009	)(a)	21,858	(141,034)	(72,098)	—		18,413	(53,685)
General and administrative	(154,486)	—		—	(154,486)	(100,805)	—		—	(100,805)
Depreciation	(2,797)	—		2,392	(405)	(2,430)	—		1,266	(1,164)
Accretion of asset retirement obligations	(4,997)	—		2,262	(2,735)	(694)	—		—	(694)
Write-down of current assets	(16,205)	16,205	(a)	—	—	(4,288)	—		—	(4,288)

TOTAL EXPENSES	(715,419)	(22,161)		202,146	(535,434)	(575,654)	40,363		167,723	(367,568)

OPERATING LOSS	(581,648)	2,785		121,491	(457,372)	(396,605)	(7,931)		167,723	(236,813)

OTHER INCOME (EXPENSES)
Interest income	19,453	—		(3,649)	15,804	22,077	—		(7,635)	14,442
Interest expense	(11,943)	—		—	(11,943)	(11,013)	—		—	(11,013)
Financing costs	(164,384)	—		—	(164,384)	—	—		—	—
Foreign exchange gains (losses)	7,236	(496	)(a)	(92)	6,648	(16,831)	872	(a)	(25)	(15,984)
Change in fair value of derivative	194,664	—		—	194,664	(432,536)	—		—	(432,536)
Change in fair value of embedded derivatives	39,512	—		—	39,512	106,489	—		—	106,489
Gain on settlement of note receivable	—	—		—	—	102,995	—		—	102,995
Other (expense) income	(17,049)	—		(4,363)	(21,412)	1,970	—		8,622	10,592

LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(514,159)	2,289		113,387	(398,483)	(623,454)	(7,059)		168,685	(461,828)
(Provision) recovery of income and capital taxes	(34,340)	(573	)(a)	520	(12,899)	650	1,765	(a)	239	(11,657)
		21,494	(b)				(14,311	)(b)
Share of (loss) income of significantly influenced investees	(32,944)	—		(289)	(33,233)	17,208	—		(40,279)	(23,071)

NET LOSS FROM CONTINUING OPERATIONS	(581,443)	23,210		113,618	(444,615)	(605,596)	(19,605)		128,645	(496,556)
LOSS FROM DISCONTINUED OPERATIONS	—	—		(113,618)	(113,618)	(9,105)	—		(128,645)	(137,750)

NET LOSS	(581,443)	23,210		—	(558,233)	(614,701)	(19,605)		—	(634,306)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	146,888	(726	)(a)	—	146,162	44,329	2,252	(a)	—	46,581

NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.	$(434,555)	$22,484		$—	$(412,071)	$(570,372)	$(17,353)		$—	$(587,725)

NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.
CONTINUING OPERATIONS	(434,555)	22,484		66,702	(345,369)	(561,267)	(17,353)		83,035	(495,585)
DISCONTINUED OPERATIONS	—	—		(66,702)	(66,702)	(9,105)	—		(83,035)	(92,140)

	(434,555)	22,484		—	(412,071)	(570,372)	(17,353)		—	(587,725)
BASIC AND DILUTED LOSS PER SHARE ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.					—					—
CONTINUING OPERATIONS	$(0.51)	$0.03		$0.08	$(0.40)	$(0.75)	$(0.02)		$0.11	$(0.66)
DISCONTINUED OPERATIONS	—	—		(0.08)	(0.08)	(0.01)	—		(0.11)	(0.12)

	$(0.51)	$0.03		$—	$(0.48)	$(0.76)	$(0.02)		$—	$(0.78)

Effect on Consolidated Statements of Comprehensive Loss

	Year Ended December 31,
	2012					2011
	As previously reported	Correction of errors		Discontinued operations (Note 29 (b))	As restated	As previously reported	Correction of errors		Discontinued operations (Note 29 (b))	As restated
NET LOSS	$(581,443)	$23,210		$—	$(558,233)	$(614,701)	$(19,605)		$—	$(634,306)
TOTAL COMPREHENSIVE LOSS	$(561,518)	23,210		—	(538,308)	(652,157)	(19,605)		—	(671,762)
COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Turquoise Hill Resources Ltd.	$(419,406)	$22,484	(a)	$—	$(396,922)	$(605,747)	$(17,353	)(a)	$—	$(623,100)
Noncontrolling interests	(142,112)	726	(a)	—	(141,386)	(46,410)	(2,252	)(a)	—	(48,662)

	$(561,518)	$23,210		$—	$(538,308)	$(652,157)	$(19,605)		$—	$(671,762)

Effect on Consolidated Statements of Equity

	Year Ended December 31,
	2012				2011
	As previously reported	Correction of errors	Discontinued operations (Note 29 (b))	As restated	As previously reported	Correction of errors		Discontinued operations (Note 29 (b))	As restated
DEFICIT
Beginning balance	$(3,483,948)	$(24,128)	$—	$(3,508,076)	$(2,913,576)	$(6,775	)(a)	$—	$(2,920,351)
Net loss	(434,555)	22,484	—	(412,071)	(570,372)	(17,353)		—	(587,725)
Rights offering	(688,402)	—		(688,402)	—	—		—	—

Ending balance	$(4,606,905)	$(1,644)	$—	$(4,608,549)	$(3,483,948)	$(24,128)		$—	$(3,508,076)

NONCONTROLLING INTEREST
Beginning balance	$16,985	$(1,945)	$—	$15,040	$2,610	$307	(a)	$—	$2,917
Comprehensive loss	(142,112)	726	—	(141,386)	(46,410)	(2,252)		—	(48,662)
Other increase in noncontrolling interest	136,873	—	—	136,873	60,785	—		—	60,785

Ending balance	$11,746	$(1,219)	$—	$10,527	$16,985	$(1,945)		$—	$15,040

TOTAL EQUITY
Beginning balance	$4,739,825	$(26,073)	$—	$4,713,752	$1,816,443	$(6,468)		$—	$1,809,975
Net loss	$(581,443)	$23,210	$—	$(558,233)	$(614,701)	$(19,605)		$—	$(634,306)
Ending balance	$6,083,829	$(2,863)	$—	$6,080,966	$4,739,825	$(26,073)		$—	$4,713,752

The impact on opening deficit and noncontrolling interest at January 1, 2011 reflects the impact on net loss for the quarter ended December 31, 2010 of $6.5 million arising from the reversal of $19.4 million of revenue, net of associated costs of sales and expenses of $20.3 million and income taxes of $0.2 million as described in (a) above, as well as the impact on net loss for the year ended December 31, 2010 of the additional withholding tax provision of $7.2 million as described in (b) above.

Effect on Consolidated Statements of Cash Flows

The restatement did not affect the Company’s consolidated statement of cash flows. The Company has restated the reconciliation of net loss to cash used in operating activities in Note 22.